ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	12,000,000,000	12,000,000,000
Ordinary shares, issued	4,732,446,560	5,019,786,036
Ordinary shares, outstanding	4,732,446,560	5,019,786,036
Ku6 Media Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	12,000,000,000	12,000,000,000
Ordinary shares, issued	4,732,446,560	5,019,786,036
Ordinary shares, outstanding	4,732,446,560	5,019,786,036